Condensed Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed parent company balance sheets
	December 31, 2021	December 31, 2020
ASSETS
Current assets:
Cash	$-	$-
Other receivable	-	-
Investments in subsidiaries at equity	98,636,238	89,333,519
Total current assets	98,636,238	89,333,519
Other assets:
Property, plant and equipment	1,540,520	1,540,520
Total assets	$100,176,758	$90,874,039
LIABILITIES AND EQUITY
Current liabilities:
Due to related parties	$8,086,879	$5,894,349
Total liabilities	8,086,879	5,894,349
Shareholders’ equity:
Equity attributable to owners of the company:
Ordinary shares ($0.001 par value; 125,000,000 shares authorized; 85,940,965 and 79,302,428 shares issued and outstanding at December 31, 2021 and 2020, respectively.)	85,941	79,302
Additional paid-in capital	88,938,870	82,045,993
Retained earnings	(5,623,762)	(2,843,043)
Accumulated other comprehensive loss	(6,919,882)	(9,568,873)
Total equity attributable to owners of the company	76,481,167	69,713,379
Non-controlling interest	15,608,712	15,266,311
Total shareholders’ equity	92,089,879	84,979,690
Total liabilities and equity	$100,176,758	$90,874,039

Schedule of condensed parent company statements of operations
	For the Year Ended December 31,
	2021	2020	2019
Revenue	$-	$-	$-
Cost of revenue	-	-	-
Operating expenses:
General and administrative	(3,989,031)	(17,215,617)	(2,198,906)
Total operating expenses	(3,989,031)	(17,215,617)	(2,198,906)
Loss from operations	(3,989,031)	(17,215,617)	(2,198,906)
Other expense	-	(26)	(8)
Loss attributable to parent only	(3,989,031)	(17,215,643)	(2,198,914)
Equity in income of subsidiaries	1,603,732	(60,402,937)	8,578,979
Net (loss) income	(2,385,299)	(77,618,580)	6,380,065
Less: net income attributable to the non-controlling interest	95,420	(4,740,332)	698,041
Net (loss) income attributable to owners of the company	$(2,480,719)	$(72,878,248)	$5,682,024

Schedule of condensed parent company statements of cash flows
	For the Year Ended December 31,
	2021	2020	2019
CASH FLOWS FROM OPERATING ACTIVITES
Net (loss) income	$(2,385,299)	$(77,618,580)	$6,380,065
Adjustments to reconcile net income(loss) to net cash used in operating activities:
Equity in (income) loss of subsidiaries	(1,603,735)	60,402,937	(8,578,979)
Changes in assets and liabilities:
Prepaid expenses	-	-	-
Other receivable	-	-	-
Accrued liabilities and other payables	-	-	-
Due to related parties	(305,012)	23,430,302	37,947
NET CASH USED IN OPERATING ACTIVITIES	(4,294,046)	6,214,659	(2,160,967)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment payments to subsidiaries	-	-	-
NET CASH USED IN INVESTING ACTIVITIES	-	-	-
CASH FLOWS FROM FINANCING ACTIVITIES
Loan from subsidiaries	2,401,516	4,935,792	2,165,959
Advances from related parties	-	-	-
Return to related parties	2,192,530	(11,150,452)	(4,992)
Payment of preferred dividends	(300,000)	-	-
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	4,294,046	(6,214,659)	2,160,967
NET (DECREASE) INCREASE IN CASH	-	-	-
CASH - beginning of year	-	-	-
CASH - end of year	$-	$-	$-